Leases and Commitments - Balance sheet information related to leases (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Balance sheet information related to leases
Operating lease right-of-use assets	$ 166,024	$ 315,765
Operating lease liabilities
Short-term operating lease liabilities	79,269	177,795
Long-term operating lease liabilities	56,739	102,407
Total operating lease liabilities	$ 136,008	$ 280,202